Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable
Allowance for credit losses	$ (25)	$ (171)
Accounts receivable, net	156,916	116,894
Third parties
Accounts Receivable
Accounts receivable	156,931	115,169
A related party
Accounts Receivable
Accounts receivable	$ 10	$ 1,896